Employee benefits	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Employee benefits	Employee benefits
The Company operates defined benefit plans as well as defined contribution plans.

i.Defined contribution plans
The total expense relating to defined contribution plans for the year ended December 31, 2022 was €13.4 million (year ended December 31, 2021: €10.2 million, year ended December 31, 2020: €8.3 million)

ii.Defined benefit plans
The Company operates partially funded defined benefit pension plans in Germany and Austria, an unfunded defined benefit pension plan in Sweden and defined benefit indemnity arrangements in Italy and Austria. In addition, pension benefits in Switzerland are met via a contract with a collective foundation that offers a fully insured solution to provide a contribution-based cash balance retirement plan, which is classified as a defined benefit plan. In addition, an unfunded post-retirement medical plan is operated in Austria. In Germany and Italy, long term service awards are in operation and various other countries provide other employee benefits.

	December 31, 2022	December 31, 2021
	€m	€m
Net employee benefit obligations-Germany	69.4	149.3
Net employee benefit obligations-Sweden	45.4	70.3
Net employee benefit obligations-Italy	4.0	4.6
Net employee benefit obligations-Switzerland	3.4	5.8
Net employee benefit obligations-Austria	2.8	5.5
Net employee benefit obligations-total of other countries	7.1	8.7
Total net employee benefit obligations	132.1	244.2
The net obligation of €7.1 million (December 31, 2021: €8.7 million) in respect of other countries is the aggregate of a number of different types of minor schemes, each one not being considered individually material.
The amount included in the Statement of Financial Position arising from the Company’s obligations in respect of its defined benefit retirement plans and other post-employment benefits is as follows:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2022	€m	€m	€m
Present value of unfunded employee benefit obligations	54.0	6.4	60.4
Present value of funded employee benefit obligations	179.3	—	179.3
Subtotal present value of employee benefit obligations	233.3	6.4	239.7
Fair value of plan assets	(107.6)	—	(107.6)
Recognized liability for net employee benefit obligations	125.7	6.4	132.1

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2021	€m	€m	€m
Present value of unfunded employee benefit obligations	77.5	11.1	88.6
Present value of funded employee benefit obligations	264.0	—	264.0
Subtotal present value of employee benefit obligations	341.5	11.1	352.6
Fair value of plan assets	(108.4)	—	(108.4)
Recognized liability for net employee benefit obligations	233.1	11.1	244.2
Reconciliation from the opening balances to the closing balances for the net employee benefit obligation and its components, including the amounts recognized in the Consolidated Statement of Profit or Loss and the Consolidated Statement of Comprehensive Income:

	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit obligation
	2022	2021	2022	2021	2022	2021
	€m	€m	€m	€m	€m	€m
Balance at January 1	352.6	374.1	(108.4)	(97.9)	244.2	276.2
Included in the Consolidated Statement of Profit or Loss
Current service cost	6.2	7.9	—	—	6.2	7.9
Interest cost/(income)	3.8	2.2	(1.0)	(0.5)	2.8	1.7
	10.0	10.1	(1.0)	(0.5)	9.0	9.6
Included in the Consolidated Statement of Comprehensive Income
Actuarial (gain)/loss arising from:
–demographic assumptions	(1.8)	(1.5)	—	—	(1.8)	(1.5)
–financial assumptions	(118.4)	(26.8)	—	—	(118.4)	(26.8)
–experience adjustment	7.7	1.8	—	—	7.7	1.8
Loss/(return) on plan assets, excluding interest income	—	—	4.4	(9.6)	4.4	(9.6)
Exchange adjustments	(3.5)	(0.3)	(0.7)	(0.6)	(4.2)	(0.9)
	(116.0)	(26.8)	3.7	(10.2)	(112.3)	(37.0)
Other
Acquired through business combinations	—	3.5	—	—	—	3.5
Contributions by employer	—	—	(1.4)	(1.2)	(1.4)	(1.2)
Contributions by members	3.2	0.8	(3.2)	(0.8)	—	—
Benefits paid	(10.1)	(9.1)	2.7	2.2	(7.4)	(6.9)
	(6.9)	(4.8)	(1.9)	0.2	(8.8)	(4.6)
Balance at December 31	239.7	352.6	(107.6)	(108.4)	132.1	244.2
Current service cost is allocated between cost of sales and other operating expenses. Interest on net employee benefit obligation is disclosed in net financing costs.
The cumulative amount of actuarial (gains)/losses recognized is as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
	€m	€m
Cumulative amount of actuarial (gains)/losses recognized in Consolidated Statement of Comprehensive Income	(71.8)	40.5
The fair value of plan assets, all at quoted prices are as follows:

	December 31, 2022	December 31, 2021
	€m	€m
Equities	37.6	32.7
Debt instruments	34.8	42.7
Property	23.1	20.3
Other	12.1	12.7
Total	107.6	108.4

The following are the principal actuarial assumptions at the reporting date for the defined benefit retirement plans in Germany, Sweden, Austria, Switzerland and Italy. The remaining employee benefit plans are not considered to be material, individually and in aggregate, and therefore we do not provide disclosure of the individual actuarial assumptions for those plans:

	Defined benefit retirement plans
December 31, 2022	Germany	Sweden	Austria	Switzerland	Italy
Discount rate	3.80%	4.00%	3.20%	1.95%	3.50%
Inflation rate	2.20%	2.00%	5.00%	1.25%	2.50%
Rate of increase in salaries	2.80%	3.00%	5.00%	1.75%	3.38%
Rate of increase for pensions in payment	1.00%-2.20%	2.00%	—	—	—

	Defined benefit retirement plans
December 31, 2021	Germany	Sweden	Austria	Switzerland	Italy
Discount rate	1.10%	1.80%	0.90%	0.10%	0.35%
Inflation rate	2.00%	2.20%	2.00%	1.00%	1.50%
Rate of increase in salaries	2.80%	3.20%	2.00%	1.50%	2.63%
Rate of increase for pensions in payment	1.00%-2.00%	2.20%	—	—	—

In valuing the liabilities of the pension fund at December 31, 2022 and December 31, 2021, mortality assumptions have been made as indicated below. The assumptions relating to longevity underlying the pension liabilities at the financial year end date are based on standard actuarial mortality tables and include an allowance for future improvements in longevity. The assumptions are based on the following mortality tables:
•Germany: Richttafeln 2018 G
•Sweden: DUS 21 (DUS 14)
•Austria: AVÖ 2018 - P
•Switzerland: BVG 2020 GT
•Italy: RG48
These references are to the specific standard rates of mortality that are published and widely used in each country for the use of actuarial assessment of pension liabilities and take account of local current and future average life expectancy.

December 31, 2022 (years)	Germany	Sweden	Austria	Switzerland	Italy
Retiring at the end of the year:
Male	21	22	23	22	21
Female	25	24	26	24	22

December 31, 2021 (years)	Germany	Sweden	Austria	Switzerland	Italy
Retiring at the end of the year:
Male	21	22	23	22	21
Female	24	24	26	24	22
The history of experience adjustments from inception of the Company for the employee benefit plans is as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
	€m	€m	€m
Present value of defined benefit obligations	233.3	341.5	365.1
Fair value of plan assets	(107.6)	(108.4)	(97.9)
Recognized liability in the scheme	125.7	233.1	267.2
Experience losses/(gains) on plan liabilities	7.7	1.8	(0.8)
Experience losses/(gains) on plan assets	4.4	(9.6)	(0.4)
Net defined benefit obligation - sensitivity analysis
The effect of a 1 percentage point movement in the most significant assumptions for the year ended December 31, 2022 is as follows:

	Increase	Decrease
	€m	€m
Discount rate	(28.5)	35.8
Inflation rate	26.9	(22.5)
Rate of increase in salaries	7.2	(6.1)
Rate of increase for pensions in payment	27.2	(21.3)
There are no deficit elimination plans for any of the defined benefit plans. Expected contributions and payments to post-employment benefit plans for the period ending December 31, 2023 are €6.7 million. The weighted average duration of the defined benefit obligations is 16.1 years.